Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2017	December 31, 2016
Trade accounts payable and accruals	$1,150	$986
Capital project accruals	149	142
Payroll-related liabilities	420	252
Accrued interest	120	148
Commercial and government royalties	296	246
Customer deposits	19	18
Current portion of provisions (Note 22(a))	133	71
Current portion of deferred consideration (Note 20)	23	32
Other	3	7

	$2,313	$1,902